Debt - Major borrowing programs (Details) kr in Millions	Dec. 31, 2019 USD ($)	Dec. 31, 2019 SEK (kr)	Dec. 31, 2018 SEK (kr)
Unlimited Euro Medium-Term Note Programme
Debt
Value outstanding		kr 96,930	kr 99,710
Unlimited SEC-registered U.S. Medium-Term Note Programme
Debt
Value outstanding		151,750	143,109
Unlimited Swedish Medium-Term Note Programme
Debt
Value outstanding		424	261
Unlimited MTN/STN AUD Debt Issuance Programme
Debt
Value outstanding		4,598	3,875
USD 3,000,000,000 U.S.Commercial Paper Programme
Debt
Value outstanding		kr 10,644	4,723
Principal amount | $	$ 3,000,000,000
USD 4,000,000,000 Euro-Commercial Paper Programme
Debt
Value outstanding			kr 1,961
Principal amount | $	$ 4,000,000,000